Restatement of Previously Issued Financial Statements (Tables) - BOWX ACQUISITION CORP [Member]	7 Months Ended
Dec. 31, 2020
Schedule of Investments [Line Items]
Schedule of Restatement of Balance Sheet

	As of December 31, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$484,520,512	$—	$484,520,512

Total liabilities	$30,408,662	$—	$30,408,662
Class A common stock subject to possible redemption	449,111,840	33,888,160	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	339	(339)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	9,808,779	(9,808,779)	—
Accumulated deficit	(4,810,316)	(24,079,042)	(28,889,358)

Total stockholders’ equity (deficit)	$5,000,010	$(33,888,160)	$(28,888,150)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,520,512	$—	$484,520,512

	As of August 7, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$422,012,234	$—	$422,012,234

Total liabilities	$22,988,438	$—	$22,988,438
Class A common stock subject to possible redemption	394,023,790	88,976,210	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	260	(260)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	5,058,747	(5,058,747)	—
Accumulated deficit	(60,209)	(83,917,203)	(83,977,412)

Total stockholders’ equity (deficit)	$5,000,006	$(88,976,210)	$(83,976,204)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$422,012,234	$—	$422,012,234

Schedule of Restatement of Statement of Operations

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	As Previously Restated	Adjustment	As Restated
Statement of Operations
Net loss	$(4,810,316)	$—	$(4,810,316)

Weighted average shares outstanding of Class A common stock, basic and diluted	48,042,857	(15,941,493)	32,101,364
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.11)	$(0.11)
Weighted average shares outstanding of Class B common stock, basic and diluted	11,509,432	—	11,509,432
Basic and diluted net loss per share of Class B common stock	$(0.43)	$0.32	$(0.11)

Schedule of Restatement of Statement of Cash Flows

	For the Period from May 19, 2020 (Inception) through December 31, 2020
	As Previously Restated	Adjustment	As Restated
Statement of Cash Flows — Supplemental disclosure of noncash activities:
Initial Value of Class A common stock subject to possible redemption	$401,719,790	$(401,719,790)	$—
Change in fair value of Class A common stock subject to possible redemption	$47,392,050	$(47,392,050)	$—
Accretion on Class A common stock subject to possible redemption amount	$—	$26,169,980	$26,169,980